Related Party Transactions (Details Narrative) - USD ($)	Jun. 30, 2024	Feb. 02, 2024	Dec. 31, 2023	Dec. 14, 2023	Oct. 03, 2023	Dec. 21, 2022
Related Party Transaction [Line Items]
Common stock par value	$ 0.0001		$ 0.0001
Aggregate principal amount				$ 3,500,000
Other current liabilities	$ 324,717		$ 149,841
7GC & Co. Holdings LLC [Member]
Related Party Transaction [Line Items]
Debt instrument conversion price per share						$ 10.00
Convertible notes		$ 2,540,092
7GC & Co. Holdings LLC [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt instrument conversion price per share					$ 10.00
Aggregate principal amount					$ 500,000
Debt instrument, interest rate					0.00%
Sponsor [Member] | 7GC & Co. Holdings LLC [Member]
Related Party Transaction [Line Items]
Other current liabilities			$ 67,118
Sponsor [Member] | 7GC & Co. Holdings LLC [Member] | Working Capital Drawdowns And Extension Drawdowns Member
Related Party Transaction [Line Items]
Aggregate redemption amount						$ 2,300,000
Common stock par value						$ 0.0001